10. DERIVATIVE LIABILITY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Derivative Liability Details 4
Balance at beginning of period	$ 2,058	$ 1,389
Additions to derivative instruments	414	2,316
Change in fair market value	(1,037)	(1,647)
Balance at end of period	$ 1,435	$ 2,058